Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 29, 2013 Successor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]
Current Assets:
Cash and cash equivalents	$ 2,458,992	$ 2,476,699	$ 1,330,441
Trade receivables (net of allowances: $684, $7,957 and $10,680)	1,099,655	872,864	815,600
Other receivables (net of allowances: $98, $360 and $607)	244,528	200,988	177,910
Inventories:
Finished goods and work-in-process	1,138,373	1,076,779	1,082,317
Packaging material and ingredients	297,023	255,918	247,034
Total inventories	1,435,396	1,332,697	1,329,351
Prepaid expenses	145,096	160,658	174,795
Other current assets	60,458	91,656	54,139
Total current assets	5,444,125	5,135,562	3,882,236
Property, plant and equipment:
Land	225,577	78,800	81,185
Buildings and leasehold improvements	617,413	996,719	1,009,379
Equipment, furniture and other	1,986,501	4,283,570	4,175,997
Property, plant and equipment	2,829,491	5,359,089	5,266,561
Less accumulated depreciation	165,999	2,900,288	2,782,423
Total property, plant and equipment, net	2,663,492	2,458,801	2,484,138
Other non-current assets:
Goodwill	15,070,062	3,079,250	3,185,527
Trademarks, net	12,130,873	1,037,283	1,090,892
Other intangibles, net	2,358,781	378,187	407,802
Other non-current assets	1,305,015	849,924	932,698
Total other non-current assets	30,864,731	5,344,644	5,616,919
Total assets	38,972,348	12,939,007	11,983,293
Current Liabilities:
Short-term debt	143,689	1,137,181	46,460
Portion of long-term debt due within one year	107,765	1,023,212	200,248
Trade payables	1,192,074	1,310,009	1,202,398
Other payables	148,193	182,828	146,414
Accrued interest	172,340	60,432	60,884
Accrued marketing	370,329	313,930	303,132
Other accrued liabilities	588,281	645,050	586,885
Income taxes	202,188	114,230	101,540
Total current liabilities	2,924,859	4,786,872	2,647,961
Long-term debt and other non-current liabilities:
Long-term debt	14,617,646	3,848,339	4,779,981
Deferred income taxes	4,160,903	678,565	817,928
Non-pension post-retirement benefits	196,372	240,319	231,452
Other non-current liabilities	529,425	506,562	581,390
Total long-term debt and other non-current liabilities	19,504,346	5,273,785	6,410,751
Commitments and contingent liabilities (See Note 18)
Redeemable noncontrolling interest	29,885	29,529	113,759
Capital Stock:
Third cumulative preferred, $1.70 first series, $10 par value	0	0	61
Common stock, 100 shares issued, no par value	16,140,000	107,774	107,774
Capital stock	16,140,000	107,774	107,835
Additional capital	1,427	608,504	594,608
(Accumulated deficit)/retained earnings	(77,021)	7,907,033	7,567,278
Sum of capital stock, additional capital and retained earnings	16,297,416	7,448,773	7,424,993
Less:
Treasury shares, at cost (109,831 shares at April 28, 2013 and 110,870 shares at April 29, 2012)	0	4,647,242	4,666,404
Accumulated other comprehensive loss	(233,010)	1,174,538	844,728
Total H.J. Heinz Company shareholders’ equity	16,297,416	2,801,531	2,758,589
Noncontrolling interest	215,842	47,290	52,233
Total equity	16,513,258	2,848,821	2,810,822
Total liabilities and equity	$ 38,972,348	$ 12,939,007	$ 11,983,293